FINANCIAL RISK MANAGEMENT, Financial Liabilities Subject to Offsetting (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	S/ 23,538,627	S/ 29,128,830
Net amounts of financial liabilities presented in the consolidated statements of financial position	23,538,627	29,128,830
Related amounts not offset in the consolidated statement of financial position Financial instruments	(17,953,644)	(22,772,190)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(1,509,288)	(1,870,224)
Net amount	4,093,695	4,536,416
Payables on Derivatives [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	1,524,761	1,205,213
Net amounts of financial liabilities presented in the consolidated statements of financial position	1,524,761	1,205,213
Related amounts not offset in the consolidated statement of financial position Financial instruments	(237,575)	(85,156)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(428,672)	(269,024)
Net amount	858,514	851,033
Payables on Repurchase Agreements and Securities Lending [Member]
Disclosure Of Financial Assets And Liabilities Subject To Offsetting Enforceable Master Netting Arrangements And Similar Agreements [Line Items]
Gross amounts recognized financial liabilities	22,013,866	27,923,617
Net amounts of financial liabilities presented in the consolidated statements of financial position	22,013,866	27,923,617
Related amounts not offset in the consolidated statement of financial position Financial instruments	(17,698,069)	(22,637,034)
Related amounts not offset in the consolidated statement of financial position cash collateral pledged	(1,080,616)	(1,601,200)
Net amount	S/ 3,235,181	S/ 3,685,383